Expense Example	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C 10 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 1 Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 3 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 5 Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I 10 Years	Prospectus #2 Eaton Vance Stock Fund Class A 1 Year	Prospectus #2 Eaton Vance Stock Fund Class A 3 Years	Prospectus #2 Eaton Vance Stock Fund Class A 5 Years	Prospectus #2 Eaton Vance Stock Fund Class A 10 Years	Prospectus #2 Eaton Vance Stock Fund Class C 1 Year	Prospectus #2 Eaton Vance Stock Fund Class C 3 Years	Prospectus #2 Eaton Vance Stock Fund Class C 5 Years	Prospectus #2 Eaton Vance Stock Fund Class C 10 Years	Prospectus #2 Eaton Vance Stock Fund Class I 1 Year	Prospectus #2 Eaton Vance Stock Fund Class I 3 Years	Prospectus #2 Eaton Vance Stock Fund Class I 5 Years	Prospectus #2 Eaton Vance Stock Fund Class I 10 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 1 Year	Prospectus #3 Parametric Commodity Strategy Fund Class A 3 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 5 Years	Prospectus #3 Parametric Commodity Strategy Fund Class A 10 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 1 Year	Prospectus #3 Parametric Commodity Strategy Fund Class I 3 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 5 Years	Prospectus #3 Parametric Commodity Strategy Fund Class I 10 Years
USD ($)	596	746	910	1,384	251	468	808	1,565	49	154	269	604	610	791	987	1,552	266	514	887	1,732	64	202	351	786	620	835	1,068	1,734	276	560	968	1,913	75	248	437	983	415	606	812	1,408	67	211	368	822